Oil and Natural Gas Reserve Quantities	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Oil and Natural Gas Reserve Quantities
20.	OIL AND NATURAL GAS RESERVE QUANTITIES (UNAUDITED)

Our independent engineers, Netherland, Sewell, and Associates, Inc. (“NSAI”) evaluated all of our proved oil, natural gas and NGL reserves for the years ended December 31, 2015, 2014 and 2013. The technical persons responsible for preparing the estimates of our estimated proved reserves meet the requirements with regards to qualifications, independence, objectivity and confidentiality set forth in the Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers. Our independent third-party engineers do not own an interest in any of our properties and are not employed by us on a contingent basis. We emphasize that reserve estimates are inherently imprecise. Our oil, natural gas and NGL reserve estimates were generally based upon extrapolation of historical production trends, analogy to similar properties and volumetric calculations. Accordingly, these estimates are expected to change, and such change could be material and occur in the near term as future information becomes available. All of our estimated proved reserves are located within the United States.

Proved natural gas, oil and NGL reserves are those quantities of natural gas, oil and NGL which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible –from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. Existing economic conditions include prices and costs at which economic producibility from a reservoir is to be determined. Based on reserve reporting rules, the price is calculated using the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. A project to extract hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. The area of the reservoir considered as proved includes: (i) the area identified by drilling and limited by fluid contacts, if any, and (ii) adjacent undrilled portions of the reservoir that can, with reasonable certainty, be judged to be continuous with it and to contain economically producible natural gas or oil on the basis of available geoscience and engineering data. In the absence of data on fluid contacts, proved quantities in a reservoir are limited by the lowest known hydrocarbons as seen in a well penetration unless geoscience, engineering or performance data and reliable technology establish a lower contact with reasonable certainty. Where direct observation from well penetrations has defined a highest known oil elevation and the potential exists for an associated natural gas cap, proved oil reserves may be assigned in the structurally higher portions of the reservoir only if geoscience, engineering or performance data and reliable technology establish the higher contact with reasonable certainty. Reserves which can be produced economically through application of improved recovery techniques (including, but not limited to, fluid injection) are included in the proved classification when: (i) successful testing by a pilot project in an area of the reservoir with properties no more favorable than in the reservoir as a whole, the operation of an installed program in the reservoir or an analogous reservoir, or other evidence using reliable technology establishes the reasonable certainty of the engineering analysis on which the project or program was based; and (ii) the project has been approved for development by all necessary parties and entities, including governmental entities. Developed natural gas, oil and NGL reserves are reserves of any category that can be expected to be recovered (x) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and (y) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is by means not involving a well.

Undeveloped natural gas, oil and NGL reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion. Reserves on undrilled acreage shall be limited to those directly offsetting development spacing areas that are reasonably certain of production when drilled, unless evidence using reliable technology exists that establishes reasonable certainty of economic producibility at greater distances. Undrilled locations can be classified as having undeveloped reserves only if a development plan has been adopted indicating they are scheduled to be drilled within five years, unless specific circumstances justify a longer time. Under no circumstances shall estimates for undeveloped reserves be attributable to any acreage for which an application of fluid injection or other improved recovery technique is contemplated, unless such techniques have been proved effective by actual projects in the same reservoir or an analogous reservoir or by other evidence using reliable technology establishing reasonable certainty.

Presented below is a summary of changes in estimated reserves of the oil and natural gas wells at December 31, 2015, 2014 and 2013:

	2015
	Oil (MBbls)	NGL (MBbls)	Natural Gas (MMcf)	(MMcf) Equivalents
Estimated Proved Reserves-Beginning of Period	9,684.7	73,252.5	839,185.1	1,336,808.3
Extensions, Discoveries and Additions	949.0	10,079.3	76,816.9	142,986.7
Revisions of Previous Estimates	(4,176.8)	(38,249.7)	(448,461.3)	(703,020.3)
Purchases	(7.7)	(1,389.6)	(16,471.1)	(24,854.9)
Production	(1,132.1)	(3,345.9)	(44,606.8)	(71,474.8)

Estimated Proved Reserves-End of Period	5,317.1	40,346.6	406,462.8	680,445.0

	2014
	Oil (MBbls)	NGL (MBbls)	Natural Gas (MMcf)	(MMcf) Equivalents
Estimated Proved Reserves-Beginning of Period	8,619.6	46,130.7	521,282.8	849,784.6
Extensions, Discoveries and Additions	1,723.1	31,160.3	326,464.2	523,764.6
Revisions of Previous Estimates	471.1	(2,889.1)	9,971.0	(4,537.0)
Purchases	12.0	933.0	18,478.3	24,148.3
Production	(1,141.1)	(2,082.4)	(37,011.2)	(56,352.2)

Estimated Proved Reserves-End of Period	9,684.7	73,252.5	839,185.1	1,336,808.3

	2013
	Oil (MBbls)	NGL (MBbls)	Natural Gas (MMcf)	(MMcf) Equivalents
Estimated Proved Reserves-Beginning of Period	9,375.7	31,679.9	371,716.4	618,050.0
Extensions, Discoveries and Additions	595.6	19,956.1	189,150.9	312,461.1
Revisions of Previous Estimates	(438.5)	(4,685.6)	(16,137.7)	(46,882.3)
Purchases	1.0	—	—	6.0
Production	(914.2)	(819.7)	(23,446.8)	(33,850.2)

Estimated Proved Reserves-End of Period	8,619.6	46,130.7	521,282.8	849,784.6

	Oil (MBbls)	NGL (MBbls)	Natural Gas (MMcf)	(MMcf) Equivalents
Proved Developed Reserves
December 31, 2015	4,944.6	37,941.9	389,754.4	647,073.4
December 31, 2014	7,628.1	29,215.0	365,673.3	586,731.9
December 31, 2013	7,742.5	16,322.5	212,061.4	356,451.4
Proved Undeveloped Reserves
December 31, 2015	372.5	2,404.7	16,708.4	33,371.6
December 31, 2014	2,056.6	44,037.5	473,511.8	750,076.4
December 31, 2013	877.1	29,808.2	309,221.4	493,333.2

Our estimated proved undeveloped reserves did not include any locations that generated a positive future net revenue and a negative present value discounted at 10%. We may, from time to time, have proved undeveloped locations with these characteristics based on our planned operating budget and strategy to hold acreage by production combined with our expectations of future commodity prices.

Revisions. Revisions represent changes in previous reserves estimates, either upward or downward, resulting from new information normally obtained from developmental drilling and production history or resulting from a change in economic factors, such as commodity prices and operating costs.

Our revisions in 2015 included a negative adjustment of approximately 741.1 Bcfe related to lower commodity prices. This negative adjustment was partially offset by positive revision of approximately 15.4 Bcfe related to positive operating expenses, 4.1 Bcfe related to changes in our ethane recovery expectations and 18.6 Bcfe related to technical revisions. The positive technical revisions included 10.3 Bcfe in our Butler County, Pennsylvania area related to positive well performance. An additional 9.8 Bcfe of positive technical revisions were related to positive well performance in our Warrior North prospect in Ohio. These additions were partially offset by approximately 2.2 Bcfe in negative technical revisions related to well performance in our other areas of operation.

Our revisions in 2014 included a negative adjustment of approximately 58.5 Bcfe related to PUD locations that were not developed within five years, negative revisions of 1.6 Bcfe related to commodity pricing, positive revisions of 17.6 Bcfe related to favorable operating expenses and positive technical revisions of 38.0 Bcfe. The negative revisions were related to PUD locations that were previously booked in our Butler County, Pennsylvania region. The positive technical revisions included 51.0 Bcfe in our Butler County, Pennsylvania area related to positive well performance which was partially offset by negative revisions related to well performance in our Warrior South prospect and our non-operated Westmoreland County, Pennsylvania area of approximately 15.5 Bcfe.

We had significant revisions in our oil, NGL and natural gas reserves for the year ended December 31, 2013. Our negative revisions were primarily due to adjusting downward our estimated recovery of future ethane production from 2012 to 2013. Negative revisions related to our estimated ethane recovery accounted for approximately 27.3 Bcfe of our total revisions. In addition to our ethane recovery adjustments, we recognized additional negative revisions related to well performance in our non-operated Westmoreland County, Pennsylvania region as well as in the Illinois Basin. Partially offsetting these negative revisions were positive revisions due to natural gas pricing and lower than expected operating expenses.

Extensions, discoveries and other additions. These are additions to estimated proved reserves that result from (1) extension of the proved acreage of previously discovered reservoirs through additional drilling in periods subsequent to discovery and (2) discovery of new fields with estimated proved reserves or of new reservoirs of estimated proved reserves in old fields.

We had significant extensions, discoveries and other additions for the year ended December 31, 2015, of 0.9 MMBOE of oil, 10.1 MMBOE of NGLs and 76.8 Bcfe of natural gas. We had significant extensions, discoveries and other additions for the year ended December 31, 2014, of 1.7 MMBOE of oil, 31.2 MMBOE of NGLs and 326.5 Bcf of natural gas. During 2013, we had extensions, discoveries and other additions of 0.6 MMBOE of oil, 20.0 MMBOE of NGLs and 189.1 Bcf of natural gas. Our continued success in the Appalachian Basin has been the primary contributor to the growth of our extensions, discoveries and other additions, specifically the Marcellus and Utica Shales. At December 31, 2015, approximately 102.1 Bcfe of our extensions, discoveries and other additions were related to Marcellus Shale properties while an additional 30.0 Bcfe was related to the Utica Shale.